Intangible assets (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Goodwill arising from acquisition		R$ 1,432,894	R$ 619,469
CI&T IN Software
Intangible assets
Goodwill arising from acquisition	[1]	2,871	2,871
CI&T Japan
Intangible assets
Goodwill arising from acquisition		1,007	1,233
Comrade
Intangible assets
Goodwill arising from acquisition	[1]	18,367	19,644
Dextra
Intangible assets
Goodwill arising from acquisition	[1]	595,721	595,721
Somo
Intangible assets
Goodwill arising from acquisition		260,466	0
Box 1824
Intangible assets
Goodwill arising from acquisition	[1]	21,525	0
Transpire Technology Pty Ltd
Intangible assets
Goodwill arising from acquisition		63,702	0
Ntersol
Intangible assets
Goodwill arising from acquisition		R$ 469,235	R$ 0

[1]	Merged subsidiaries.